Tax Receivable Agreement - Summary of Changes to TRA Liability (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total long-term tax receivable agreement liability	$ 594	$ 568	$ 581
Tax Receivable Agreement Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	575	581
Fair value remeasurement	8	(41)
Payments	(7)	(8)
Conversion of noncontrolling interest	67	43
Ending Balance	643	575
Less: current portion included in other current liabilities	(49)	(7)
Total long-term tax receivable agreement liability	$ 594	$ 568